Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000006083 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	22.92%	6.06%	10.26%
C000199765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	23.53%	6.63%	10.86%
C000006081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	21.30%	5.52%	9.87%
C000006079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	16.71%	5.17%	9.95%
C000006082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	23.48%	6.58%	10.82%
Without Sales Load [Member] | C000006081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	22.30%	5.52%	9.87%
Without Sales Load [Member] | C000006079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	23.18%	6.32%	10.54%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Average Annual Return, Percent	23.45%	5.48%	10.58%